Share-based payments - Share-based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (101)	$ (95)
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(28)	(30)
RSUs/PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(69)	(59)
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (4)	$ (6)